Segmented Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Operations Market Country	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Equity income	$ 121	$ 132	$ 112
Sales	28,748	23,465	16,876
Schedule Of Equity Method Investments [Line Items]
Sales of E-Car	881	698	578
Fixed assets	158	155
Segmented information (Textual) [Abstract]
Number of manufacturing operations	286
Number of Countries in which Entity Operates	26
Number of primary markets	2
E-Car [Member]
Schedule Of Equity Method Investments [Line Items]
Sales of E-Car	92	20	5
Adjusted EBIT loss	91	89	45
Fixed assets	77	76	15
Operating Segments [Member]
Segment Reporting Information [Line Items]
Number of product development, engineering and sales centres	88
Corporate and other [Member]
Segment Reporting Information [Line Items]
Equity income	66	30	0
Sales		8
Adjusted EBIT loss		50
North America [Member]
Segment Reporting Information [Line Items]
Sales	14,855	12,370	7,997
Rest of World [Member]
Segment Reporting Information [Line Items]
Sales	$ 1,599	$ 1,016	$ 650